Consolidated Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash	$ 436,080	$ 19,723	$ 62,127
Prepaid expenses and other current assets	11,970	10,275	164,139
Total Current Assets	448,050	29,998	226,266
PROPERTY AND EQUIPMENT:
Office and computer equipment	152,154	150,170	141,963
Less accumulated depreciation and amortization	(142,655)	(138,908)	(133,775)
Property, plant and equipment, Net	9,499	11,262	8,188
OTHER ASSETS	30,182	29,982	12,161
TOTAL ASSETS	487,731	71,242	246,615
CURRENT LIABILITIES:
Convertible notes payable and accrued interest	363,497	347,935	320,435
Note payable and accrued interest - YA Global Master SPV, Ltd. (less unamortized discount of $21,883 and $13,332, respectively)	310,829	163,126
Accounts payable	146,581	246,857	144,763
Accrued officers payroll	641,672	727,612	521,362
Accrued expenses and other current liabilities	118,881	117,373	107,528
Total Current Liabilities	1,581,460	1,602,903	1,094,088
Long Term Liabilities
TOTAL LIABILITIES	1,581,460	1,602,903	1,094,088
STOCKHOLDERS' DEFICIT
Preferred stock: $0.001 par value Authorized: 850,000 shares Issued and outstanding: - none
Common stock: $0.001 par value Authorized: 50,000,000 shares Issued and outstanding: 16,185,798 shares in 2014 and 14,935,038 in 2013	16,186	14,935	14,369
Committed to be issued: 0 shares in 2013 and 107,500 shares in 2012			107
Capital in excess of par value	28,092,658	25,987,795	23,996,481
Deficit accumulated prior to development stage commencing on October 11, 2005		(9,201,144)	(9,201,144)
Deficit accumulated during the development stage commencing October 11, 2005		(18,307,295)	(15,666,705)
Deficit	(29,138,216)	(27,508,439)
Total Omagine, Inc. stockholders' deficit	(1,029,372)	(1,505,709)	(856,892)
Noncontrolling interests in Omagine LLC	(64,357)	(25,952)	9,419
Total Stockholders' Deficit	(1,093,729)	(1,531,661)	(847,473)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 487,731	$ 71,242	$ 246,615